Performance Management - Caldwell & Orkin - Gator Capital Long/Short Fund	Aug. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]

Prior to November 1, 2017, the Fund was managed by C&O Funds Advisor, Inc. As of November 1, 2017, Gator, which is unaffiliated with the prior manager, took over as investment adviser to the Fund. The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://gatorcapital.com/mutual-funds/ or by calling the Fund toll-free at (800) 467-7903.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns for Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter (in the last ten years): 4th quarter 2020, 31.51% Worst Quarter (in the last ten years): 1st quarter 2020, (37.67)% The Fund’s calendar year-to-date return as of June 30, 2026 was 7.04%.
Year to Date Return, Label [Optional Text]	The Fund’s calendar year-to-date return
Bar Chart, Year to Date Return	7.04%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter (in the last ten years)
Highest Quarterly Return	31.51%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter (in the last ten years)
Lowest Quarterly Return	(37.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (IRAs). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
Gator Capital Long/Short Fund	1 Year	5 Years	10 Years
Return Before Taxes	22.77%	20.99%	10.60%
Return After Taxes on Distributions	21.50%	20.70%	10.47%
Return After Taxes on Distributions and Sale of Fund Shares	14.40%	17.22%	8.80%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Morningstar Long/ Short Equity Category (reflects no deduction for fees, expenses or taxes)	10.08%	9.65%	7.81%
Eurekahedge Long Short Equities Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	15.22%	6.75%	7.50%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The S&P 500® Total Return Index is a capitalization-weighted, unmanaged index of 500 large U.S. companies chosen for market capitalization, liquidity and industry group representation and includes reinvested dividends. You cannot invest directly in an index. The Morningstar Long/Short Equity Category represents portfolios that hold both long and short positions in equities, exchange-traded funds, and derivatives, aiming to reduce volatility and provide market exposure with less downside risk.

Prior to May 12, 2026, Eurekahedge Long Short Equities Hedge Fund Index (“Eurekahedge Index”) was the Fund’s secondary benchmark.  According to its sponsor, Eurekahedge Pte. Ltd., the Eurekahedge Index is an equally weighted index of 1042 constituent funds designed to provide a broad measure of the performance of underlying hedge fund managers. The returns of the Eurekahedge Index do not include sales charges or fees, which would lower performance. You cannot invest directly in an index. Effective December 31, 2025, the Eurekahedge Index ceased to be published.

Performance Availability Website Address [Text]	https://gatorcapital.com/mutual-funds/
Performance Availability Phone [Text]	(800) 467-7903